Note 10 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Benefit obligation at beginning of year	$ 217,388	$ 236,507
Service cost (excluding expenses)	3,997	4,905
Interest cost	11,105	11,967	$ 11,388
Actuarial gain	(6,645)	(14,616)
Benefit payments	(10,926)	(21,375)
Benefit obligation at end of year	214,919	217,388	236,507
Fair value of plan assets at beginning of year	293,121	288,949
Actual return on plan assets	42,019	26,901
Benefit payments and expenses	(12,079)	(22,729)
Fair value of plan assets at end of year	323,061	293,121	$ 288,949
Funded status	$ 108,142	$ 75,733